Investment in equity investees - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments Without Readily Determinable Fair Value [Member]
The carrying value of Investments without readily determinable fair value	¥ 1,190.0	¥ 1,160.0
Addition of investments without readily determinable fair value	171.8	60.3	¥ 34.7
Equity Method Investments [Member]
Equity Method Investment, Realized Gain (Loss) on Disposal			¥ 43.6
The carrying value of equity method investments	¥ 722.2	¥ 747.1